Investment Securities - Summary of Analysis of Fair Value and Carrying Value of Investment Securities Measured at Amortized Cost (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019
Financial assets at carrying value, investment securities [member]
Disclosure of financial assets [line items]
Net impairment allowances	$ 0	$ 0	$ 0